Interest-Bearing Borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
INTEREST-BEARING BORROWINGS
12.	INTEREST-BEARING BORROWINGS

(a)	Borrowings under agreements to repurchase

Financial assets sold under agreements to repurchase are effectively short-term collateralized borrowings. In these transactions, the Group receives cash in exchange for transferring financial assets as collateral and recognizes an obligation to reacquire the financial assets for cash at the transaction's maturity. These types of transactions create risks, including (1) fair value of the financial assets transferred may decline below the amount of obligation to reacquire the financial assets, and therefore create an obligation to pledge additional amounts, or to replace collaterals pledged, and (2) the Group does not have sufficient liquidity to repurchase the financial assets at the transaction's maturity.

		Fixed interest rate per annum	Term	December 31,
	Note			2018	2019
Repurchase agreements				RMB	RMB

Funds obtained from
Private investment funds		10% to 18%	Less than 1 year	2,540,140,000	275,930,000
Asset management company		14%	Less than 1 year	10,000,000	-
Financial institution	(i)	9.2% to 13.2%	Within 4 years	1,625,676,189	589,103,161

Interest payable
Private investment funds				20,046,580	-
Asset management company				713,425	-
Financial institution	(i)			17,323,834	5,745,054

Total repurchase agreements				4,213,900,028	870,778,215

(i)	Funds obtained from financial institutions

On June 7, 2018, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB499,521,447 to a third-party transferee. The Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB499,999,800, upon a follow-on transfer on November 20, 2018 to Xiamen Asset Management Co., Ltd. ("Xiamen Asset"), an unrelated third party, with 9.2% to 9.5% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 90 days; (b) the loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2019, the amount of funds obtained from Xiamen Asset and the interest payable are RMB359,297,996 and RMB3,097,961, respectively.

On June 15, 2018, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB499,991,939 to a third-party transferee, Weihai Blue Ocean Bank Co. Ltd. ("Blue Ocean"), an unrelated third party, with a 10% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 80 days; (b) the loan principals which are not matured upon the end of the term of the transfer. Moreover, when the agreement is in existence for more than 36 months, the Group will be required to repurchase all the remaining loan assets at a price which was agreed in contract. As of December 31, 2019, the amount of funds obtained from Blue Ocean and the interest payable are RMB66,648,588 and RMB803,744, respectively.

On July 11, 2018, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB200,000,000 to a third-party transferee, Haide Asset Management Co., Ltd. ("Haide Asset"), an unrelated third party, with a 10% per annum rate of return. The Terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 90 days; (b) the loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2019, the amount of funds obtained from Haide Asset and the interest payable are RMB45,180,534 and RMB564,353, respectively.

On December 17, 2018, the Group transferred loan principals, interest and financing service fee receivables with carrying amount of RMB299,609,168 to a third-party transferee, Suzhou Asset Management Co., Ltd. ("Suzhou Asset"), an unrelated third party, with a 11% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the transferred loans which become overdue more than 90 days; (b) the loan principals which are not matured upon the end of the term of the transfer. As of December 31, 2019, the amount of funds obtained from Suzhou Asset and the interest payable are RMB91,091,308 and RMB1,121,040, respectively.

On January 28, 2019, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB13,793,897 to a third-party transferee, Guangdong Yueke Asset Management Co., Ltd. ("Yueke Asset"), an unrelated third party, with a 13.2% per annum rate of return. Upon a follow-on transfer to Yueke Asset on March 29, 2019, the Group transferred loan principals, interests and financing service fee receivables with carrying amount of RMB27,016,646 and a 13.2% per annum rate of return. The terms of loans remain the same after the transfer. However, in accordance with ASC 860, Transfers and Servicing, the loan principals are not derecognized upon transfer as the Group is required to repurchase: (a) the loan principals which are not matured upon the end of the term of the transfer; (b) the remaining loan principals after deducting, from the original loan principals, the actual transfer cost paid by Yueke Asset and Yueke Asset's loan and interest receivables under the transfer agreement. As of December 31, 2019, the amount of funds obtained from Yueke Asset and the interest payable are RMB26,884,735 and RMB157,956, respectively.

The below table provides the underlying collateral types of the gross obligations under repurchase agreements. For more information about pledged assets, refer to the Note 12(c).

	December 31,
	2018	2019
	RMB	RMB
Underlying collateral types of gross obligations Repurchase agreements:

Rights to earnings in the Group's subordinated tranches of consolidated VIEs	2,381,636,580	275,930,000
Rights to earnings in loans principal, interest and financing service fee receivables	189,263,425	-
Loans principal, interest and financing service fee receivables	1,643,000,023	594,848,215
Total repurchase agreements	4,213,900,028	870,778,215

The below table provides the contractual maturities of the gross obligations under repurchase agreements.

	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB
Repurchase agreements
As of December 31, 2019	-	684,791,408	115,136,807	70,850,000	870,778,215
As of December 31, 2018	-	344,050,001	569,088,175	3,300,761,852	4,213,900,028

(b)	Other borrowings

		Fixed interest rate per		December 31,
Other borrowings	Note	annum	Term	2018	2019
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	7% to 12.7%	Less than 1 year	4,237,790,000	4,505,914,751
Asset management partnerships	(ii)	11% to 15%	Less than 1 year	78,950,000	-
Investors of wealth management product which invests in the Group's loans portfolio	(iii)	11%	Less than 1 year	10,423,230	-
Micro-credit companies	(v)	13% to 13.5%	Less than 1 year	30,000,000	-

Long-term:
Investors of consolidated VIEs	(i)	7.2% to 12.7%	Within 5 years	6,548,437,241	2,056,035,701
Senior tranche of trust plan which invests in the Group's loans portfolio	(iv)	10.24%	Within 2 years	82,718,203	37,547,527

Interest payable to
Investors of consolidated VIEs	(i)			121,127,920	52,640,336
Asset management partnerships	(ii)			1,275,806	-
Micro-credit companies	(v)			153,611	-
Total				11,110,876,011	6,652,138,315

(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payables in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds.

(ii)	As of December 31, 2018, the borrowings from asset management partnerships are from (1) Zhuhai Longhua Qifu NO.1 Fund Partnership (Limited Partnership) with principal RMB50 million, (2) Ningbo Longhua Zhihe Investment Management Partnership (Limited Partnership) with principal RMB20 million, (3) Jilin Northeast Asia Innovation Financial Assets Trading Center Co., Ltd. with principal RMB8.95 million, bearing interest at 11%, 11.47% and 15% per year, respectively. As of December 31, 2019, the borrowings from asset management partnerships have been fully repaid.

(iii)	The borrowings from investors of wealth management product which invested in the Group's loans portfolio were the capitals from A-class purchasers of Lianda Baoli Co., Ltd., bearing interest at 11% per year. As of December 31, 2019, the borrowings have been fully repaid.

(iv)	As of December 31, 2019, the borrowings from senior tranche of trust plan which invested in the Group's loans portfolio were the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB37.55 million, bearing interests at 10.24% per year.

(v)	The borrowings were from Guangdong Province Yueke Technology Micro-credit Co., Ltd. bearing interests at 13% to 13.5% per year. As of December 31, 2019, the borrowings have been fully repaid.

Aggregate annual maturities of long-term borrowing obligations (based on final maturity dates) are as follows:

	December 31, 2019
	2020	2021	2022	2023	2024	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	833,852,256	464,695,088	741,421,520	-	16,066,837	2,056,035,701
Senior tranche of trust plan which invests in the Group's loans portfolio	-	37,547,527	-	-	-	-	37,547,527
Total	-	871,399,783	464,695,088	741,421,520	-	16,066,837	2,093,583,228

(c)	Pledged assets

The Group pledges certain assets to secure borrowings under agreements to repurchase and other borrowings. The table provides the total carrying amounts of pledged assets by asset types.

	December 31,
	2018	2019
	RMB	RMB

Rights to earnings in the Group's subordinated tranches of consolidated VIEs	3,474,391,373	1,369,872,606
Rights to earnings in loans principal, interest and financing service fee receivables	554,154,772	92,628,340
Loans principal, interest and financing service fee receivables	1,539,973,217	712,710,327
Total	5,568,519,362	2,175,211,273

Amounts presented above include carrying value of RMB5,369,457,734 and RMB2,082,582,932 in collateral for repurchase agreements as of December 31, 2018 and 2019, respectively.